Debt - Revolving Credit Facilities (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 01, 2019
TDS Revolving credit facility
Revolving credit
Maximum borrowing capacity	$ 400,000,000
Letters of credit outstanding	1,000,000
Amount borrowed	0
Amount available for use	399,000,000
U.S. Cellular Revolving credit facility
Revolving credit
Maximum borrowing capacity	300,000,000
Letters of credit outstanding	2,000,000
Amount borrowed	0
Amount available for use	298,000,000
TDS and U.S. Cellular Revolving credit facility
Revolving credit
Unused commitment fees	2,000,000	$ 2,000,000	$ 2,000,000
Amount borrowed	$ 0
Interest Coverage Ratio	3
Leverage Ratio	3.25
TDS and U.S. Cellular Revolving credit facility | LIBOR rate
Revolving credit
Contractual spread	1.75%
TDS and U.S. Cellular Revolving credit facility | Alternative Base Rate
Revolving credit
Contractual spread	0.75%
Scenario, Forecast | TDS and U.S. Cellular Revolving credit facility
Revolving credit
Leverage Ratio				3.00
Maximum | Subordinated Agreement | US Cellular
Revolving credit
Consolidated funded indebtedness	$ 105,000,000
Refinancing indebtedness	250,000,000
Subordinated Agreement | U.S. Cellular Revolving credit facility
Revolving credit
Consolidated funded indebtedness	0
Refinancing indebtedness	$ 0